Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	$ 52	$ 43	$ 41
Other long-term employee benefits	6	5	5
Share-based payments	34	35	37
Total	$ 92	$ 83	$ 83